Taxation (Details) - Schedule of reconciliations of the income tax expenses (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliations of the Income Tax Expenses [Abstract]
Statutory PRC income tax rate	25.00%	25.00%	25.00%